Unaudited Interim Condensed Consolidated Statement of Comprehensive Income	6 Months Ended
	Jun. 30, 2025 MYR (RM) RM / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 MYR (RM) RM / shares shares
Profit or loss [abstract]
Revenue from contract services	RM 38,289,161	$ 9,089,415	RM 21,776,845
Revenue from sales of goods	2,507,413	595,232	7,595,546
Revenue from contract services – related parties	14,669,420	3,482,355	1,067,194
Total revenue	55,465,994	13,167,002	30,439,585
Cost of sales from contract services	(46,953,622)	(11,146,259)	(21,459,409)
Cost of sales from sales of goods	(2,262,004)	(536,975)	(6,750,913)
Cost of sales for contract services – related party	(386,972)	(91,863)	(1,799)
Total cost of sales	(49,602,598)	(11,775,097)	(28,212,121)
Gross profit	5,863,396	1,391,905	2,227,464
Selling and administrative	(6,127,228)	(1,454,534)	(3,454,946)
Selling and administrative to related party	(216,352)	(51,360)	(56,441)
Loss from operation before income tax	(480,184)	(113,989)	(1,283,923)
Other income	848,670	201,465	118,707
Other income from related party | RM			50,188
Finance cost	(2,090,193)	(496,188)	(703,418)
Finance cost – related parties	(59,223)	(14,059)	(63,514)
Loss before income tax	(1,780,930)	(422,771)	(1,881,960)
Income tax benefit/(expense)	(148,668)	(35,292)	170,138
Net loss for the period	(1,929,598)	(458,063)	(1,711,822)
Other comprehensive income/(loss):
Currency translation arising from consolidation	(270,178)	(64,137)	2,224
Total comprehensive loss for the period	(2,199,776)	(522,200)	(1,709,598)
Loss attributable to:
Equity owners of the Company	(2,199,776)	(522,200)	(1,709,598)
Non-controlling interests
Total	RM (2,199,776)	$ (522,200)	RM (1,709,598)
Basic and diluted net loss per share:
Basic (in Ringgits per share and Dollars per share) | (per share)	RM (0.12)	$ (0.03)	RM (0.11)
Diluted (in Ringgits per share and Dollars per share) | (per share)	RM (0.12)	$ (0.03)	RM (0.11)
Weighted average number of common shares outstanding – Basic and diluted:
Basic (in Shares)	18,450,460	18,450,460	15,700,000
Diluted (in Shares)	18,450,460	18,450,460	15,700,000